CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement of Cash Flows [Abstract]
Net income (loss)	$ (134)	$ (159)
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Depreciation, depletion and amortization	67	148
Write-off of retirement center assets	0	24
Changes in operating assets and liabilities
Other current and non-current assets	21	134
Accounts payable and other liabilities	47	282
Net cash provided by (used) in operating activities	1	429
Cash flows from investing activities
Investment in undeveloped land	0	(10)
Fixed asset additions	0	(2)
Net cash provided by (used) in investing activities	0	(12)
Cash flows from financing activities
Payment on notes payable	(23)	(10)
Net cash provided by (used in) financing activities	(23)	(10)
Net increase (decrease) in cash and cash equivalents	(22)	407
Cash and cash equivalents at beginning of year	419	113
Cash and cash equivalents at end of period	397	520
Supplemental disclosures of cash flow information
Cash paid for interest on notes payable:	$ 6	$ 7